	APPLIED FINANCE SELECT FUND
Schedule of Investments		January 31, 2022 (unaudited)
			Shares	Fair Value
98.52%	COMMON STOCKS
14.48%	CONSUMER DISCRETIONARY
	Aptiv PLC . . . . . . . . . . . . . . . . . . . . .	. . .	54,174. . . . . $	7,399,085
	Darden Restaurants, Inc.. . . . . . . . . . . .	. . .	55,311. .	7,736,350
	LKQ Corp.. . . . . . . . . . . . . . . . . . .	.	. 156,725. . . . . .	.8,602,635.
	Lowe’s Cos.., Inc.. . . . . . . . . . . . . . . . . . . . . . . .		35,090	8,328,612
	Target Corp.. . . . . . . . . . . . . . . . . .	. . .39,715. . . .		.8,754,377.
	The Walt Disney Co..* . . . . . . . . . . . . . . . . . . .		55,026	7,867,067
				48,688,126
8.14%	CONSUMER STAPLES
	Constellation Brands, Inc.. - Class A . . . .	. .	21,947	5,217,899
	CVS Health Corp.. . . . . . . . . . . . . . . . . . . .		54,633. . .	5,818,961
	Tyson Foods, Inc.. - Class A . . . . . . . .	. .	62,844. . .	5,711,891
	Walgreens Boots Alliance, Inc.. . . . . . .	. . .105,023.		5,225,945
	Walmart, Inc.. . . . . . . . . . . . . . . . . .	. . .	38,628. . . . . .	5,400,581
				27,375,277
3.73%	ENERGY
	Chevron Corp.. . . . . . . . . . . . . . . .	. . .	31,545. . . .	. 4,142,805.
	ConocoPhillips . . . . . . . . . . . . . . . . .	. . .	51,103. . . .	4,528,748
	Valero Energy Corp.. . . . . . . . . . . . .	. . .	46,408. . . .	3,850,472
				12,522,025
12.41%	FINANCIALS
	The Allstate Corp.. . . . . . . . . . . . . .	. .	47,452. . . . . .5,726,033
	Ameriprise Financial, Inc.. . . . . . . . . . .	. . .19,314. .		5,877,443
	Bank of America Corp.. . . . . . . . . . . . .	. . . 133,806. .		6,173,809
	Capital One Financial Corp.. . . . . . . . . .	. . .	40,389.	5,926,278
	JPMorgan Chase & Co.. . . . . . . . . . . . . . . . . .		38,419	5,709,063
	MetLife, Inc.. . . . . . . . . . . . . . . . . . . . . . . .		91,500. . . .	6,135,990
	The Travelers Cos.., Inc.. . . . . . . . . . . . . .	. . . .	37,039	6,155,141
				41,703,757
11.33%	HEALTH CARE
	Danaher Corp.. . . . . . . . . . . . . . . . . .	.	. .18,103. . . .	5,173,656
	McKesson Corp.. . . . . . . . . . . . . . . . . . . .		22,573. . . .	5,794,941
	1

QUARTERLY REPORT

	APPLIED FINANCE SELECT FUND
Schedule of Investments - continued		January 31, 2022 (unaudited)
				Shares		Fair Value
	Merck & Co.., Inc.. . . . . . . . . . . . . . . . .	.	. . .	69,852. .		$5,691,541
	Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . .		. . 104,109. . . .		. . 5,485,503
	Regeneron Pharmaceuticals, Inc..* . . . .	.	. .	8,900		5,416,451
	Stryker Corp.. . . . . . . . . . . . . . . . . . . . .	. . .20,954. . .				5,197,640
	Thermo Fisher Scientific, Inc.. . . . . . . . . . . . .			9,185		5,339,241
						38,098,973
7.74%	INDUSTRIAL
	Alaska Air Group, Inc..* . . . . . . . . . . . . .	.	. . .	63,976.		3,502,046
	Cummins, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..			19,688		4,348,685
	Quanta Services, Inc.. . . . . . . . . . . . . . . . . .			. .44,348		4,555,427
	Roper Technologies, Inc.. . . . . . . . . .	.	.	.10,653. . .		4,657,065
	Stanley Black & Decker, Inc.. . . . . . . . . .	. . .24,218.				4,229,674
	Union Pacific Corp.. . . . . . . . . . . . .	. . .19,228. . .			. .	4,702,207
						25,995,104
31.19%	INFORMATION TECHNOLOGY
	Alphabet, Inc.. - Class A* . . . . . . . . . .	. . . 3,321. . .				8,986,858
	Apple, Inc.. . . . . . . . . . . . . . . . . . . . . .	. . .		65,909. . . .		11,519,575
	Cisco Systems, Inc.. . . . . . . . . . . . . . . .	. .	.	182,133. .		10,139,344
	Fiserv, Inc..* . . . . . . . . . . . . . . . . .	. . 103,093. . . .				.10,896,930. . .
	HP, Inc.. . . . . . . . . . . . . . . . . . . . . . .	. . 311,645. . . .			.	11,446,721. .
	Intel Corp.. . . . . . . . . . . . . . . . . . . .	.	.	199,807. . . .		. 9,754,578. .
	International Business Machines Corp.. . . .			78,776		10,522,110
	KLA Corp.. . . . . . . . . . . . . . . . . . .	. . .28,108. . .			. 10,941,601. . .
	Mastercard, Inc.. - Class A . . . . . . . . . .	. . .		31,547. .		12,189,130
	Meta Platforms, Inc..* . . . . . . . . . . . . .	.	.	.26,945. . .		8,440,791
					104,837,638
2.25%	MATERIALS
	CF Industries Holdings, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. ..			66,970		4,612,224
	Ecolab, Inc.. . . . . . . . . . . . . . . . . . . . .			15,628. . . .	.	. . 2,960,725
						7,572,949
2.35%	REAL ESTATE
	Host Hotels & Resorts, Inc..* . . . . . . . . .	. . 456,113. .				7,908,999

2

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND
Schedule of Investments - continued			January 31, 2022 (unaudited)
					Shares		Fair Value
2.49%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.. . . . . . . .		.	.	. 157,410.		$8,378,934
2.41%	UTILITIES
	DTE Energy Co.. . . . . . . . . . . . . . .		.	. .	. 34,702. .	. . .	4,179,162
	Public Service Enterprise Group, Inc.. . . .		. .		58,753		3,908,837
8,087,999
98.52%	TOTAL COMMON STOCKS . . . . . . .	. . . . . .	.	. . . . .		. . 331,169,781. . . . . . . .
1.25%	MONEY MARKET FUNDS
Federated Treasury Obligations Fund
	Institutional Class 0..01%** . . . . . .	. .	.	. .4,219,737. .			4,219,737
99.77%	TOTAL INVESTMENTS . . . . . . . . . . .	. . . . .	. . . . . .			. . 335,389,518. . . . . . . . .
0.23%	Other assets, net of liabilities . . . . . .	. . . . . .	. .	. . .	. . .	. . . .765,080. . . .
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . .	. . . . . . . . .
. $336,154,598. . . . . . . . .

*Non-income producing

**Effective 7 day yield as of January 31, 2022

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

3

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

		Level 1	Level 2	Level 3
			Other
			Significant	Significant
			Observable	Unobservable
		Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . .	. $.331,169,781. .		$—	$—	$331,169,781
Money Market Funds . .	.	. . 4,219,737	—	—	4,219,737
Total Investments . . . . .
		. $335,389,518. .	$—	$—	$335,389,518

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022..

At January 31, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $243,546,162 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . .	.$ 92,799,452. .
Gross unrealized depreciation . . . . .	. . (956,097).
Net unrealized appreciation . . . . . . . .
. $.91,843,355.

4

QUARTERLY REPORT